Financial Risk Management Activities - Maturities of Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 194
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	51
Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	33
Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	54
After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	56
USD
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	35
USD | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 22
Effective rate %	7.00%
USD | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 4
Effective rate %	7.00%
USD | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 8
Effective rate %	7.00%
USD | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1
Effective rate %	7.00%
AUD
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 141
AUD | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 22
Effective rate %	3.50%
AUD | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 22
Effective rate %	3.50%
AUD | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 42
Effective rate %	3.50%
AUD | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 55
Effective rate %	3.50%
BRL
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 9
BRL | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 3
Effective rate %	6.80%
BRL | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 3
Effective rate %	6.80%
BRL | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 3
Effective rate %	6.80%
BRL | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 0
Effective rate %	0.00%
ZAR
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 9
ZAR | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 4
Effective rate %	9.80%
ZAR | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 4
Effective rate %	9.80%
ZAR | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1
Effective rate %	9.80%
ZAR | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 0
Effective rate %	0.00%